Loss Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net loss	¥ (1,523,564)	$ (220,897)	¥ (3,849,838)	¥ (1,649,174)
Net loss attributable to non-controlling interests' shareholders	(12,683)	(1,839)	(112)
Net loss attributable to Missfresh Limited	(1,510,881)	(219,058)	(3,849,726)	(1,649,174)
Accretion of convertible redeemable preferred shares to redemption value			(313,680)	(508,321)
Net loss attributable to ordinary shareholders of Missfresh Limited	¥ (1,510,881)	$ (219,058)	¥ (4,167,702)	¥ (2,164,245)
Denominator:
Weighted average number of ordinary shares outstanding*, basic | shares	687,808,568	687,808,568	408,600,180	98,647,803
Weighted average number of ordinary shares outstanding*, diluted | shares	706,929,922	706,929,922	408,600,180	98,647,803
Net loss per ordinary share
Net loss per share -Basic | (per share)	¥ (2.20)	$ (0.32)	¥ (10.20)	¥ (21.94)
Net loss per share -Diluted | (per share)	¥ (2.20)	$ (0.32)	¥ (10.20)	¥ (21.94)
Redeemable convertible preferred stock
Numerator:
Accretion of convertible redeemable preferred shares to redemption value			¥ (313,680)	¥ (508,321)
Non-controlling preferred shares
Numerator:
Accretion of convertible redeemable preferred shares to redemption value			¥ (4,296)	¥ (6,750)